Debt and other liabilities - Schedule of (Gain)/loss on extinguishment (Details) - USD ($)		6 Months Ended
	Dec. 05, 2024	Jun. 30, 2025
(Gain)/loss on extinguishment
Total		$ 27,247,099
Senior Secured Convertible Notes [Member]
(Gain)/loss on extinguishment
Total	$ (1,306,077)